Net Loss Per Share (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2022	Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Loss Per Share

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the three months ended March 31, 2022 and 2021:

	For the three months ended March 31,
(In thousands, except share and per share data)	2022	2021
Numerator:
Net loss	$(19,202)	$(5,198)
Denominator:
Weighted average shares outstanding, basic and diluted	137,908,690	104,059,652
Basic and diluted net loss per share	$(0.14)	$(0.05)
Anti-dilutive securities, excluded	62,564,533	13,457,486

The following table sets forth the computation of the basic and diluted net loss per share attributable to common stockholders for the twelve months ended December 31, 2021 and 2020:

	Year ended December 31,
(In thousands, except share and per share data)	2021	2020
Numerator:
Net loss attributable to common stockholders	$(81,508)	$(20,926)
Denominator:
Weighted average shares outstanding, basic and diluted	113,184,357	100,114,664
Basic and diluted net loss per share	$(0.72)	$(0.21)

Schedule of Shares Excluded from Computation of Diluted Net Loss Per Share

The following table discloses securities that could potentially dilute basic net loss per share in the future that were not included in the computation of diluted net loss per share:

	As of December 31,
	2021	2020
Outstanding warrants	20,549,468	1,282,306
Outstanding restricted stock awards	5,129,222	—
Outstanding stock options and restricted stock units	11,824,568	8,784,304
Outstanding earnout shares	28,125,000	—
Total anti-dilutive securities	65,628,258	10,066,610